Stockholder's equity and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Stockholder's equity and reserves
Schedule of sale of the shares, the Company's capital stock

	Shareholding integration
	as of December 31, 2021,
	2020 and 2019
	Shares(1)	Position
Familiar Trusts	439,500,000	73.25%
- Control Trust	312,000,000	52.00%
- Placement Trust	127,500,000	21.25%
Floating Position (2)	160,500,000	26.75%

(1)	All Series B shares with voting power.
(2)	Operating at the BMV and the NYSE.

Schedule of stockholders with 1% or more interest stockholders with 1% or more interest in the Company

Based on the information provided to the Company, as of December 31, 2021, stockholders with 1% or more interest in the Company, in addition to the family trusts, are as follows:

	Shares	Position
GBM Fondo de Inversión Total, S.A. de C.V.	12,908,807	2.15%
Norges Bank Investment Management (Norway)	8,488,994	1.41%
Renaissance Technologies LLC	7,749,588	1.29%
Tweedy, Browne Company LLC	6,736,874	1.12%

Schedule of movements of the reserve for acquisition of shares

The following table shows the movements of the reserve for acquisition of shares during the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Balance as of January 1	152,768	100,396	86,928
(+) Total shares purchased	649,543	212,860	133,488
(-) Total shares sold	(182,768)	(160,488)	(120,020)
Balance as of December 31	619,543	152,768	100,396

Schedule of tax balances of stockholder's equity

	Balance as	Balance
CUFIN	2013	from 2014	Total
IBSA individual	$5,858,638	11,676,526	17,535,164
IBSA Consolidated	6,189,929	26,957,219	33,147,148